Financial liabilities - Reconciliation of Liabilities from Financing Activities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	SFr 23,682	SFr 8,388
thereof current	13,631	4,508	SFr 5,075
thereof non-current	167,228	19,174	3,313
Payments	(13,511)	(6,425)
Interest expenses paid	(2,428)	(281)
Additions to lease liabilities	174,089	22,598
Reclassifications		0
Exchange differences	(973)	(599)
Liabilities arising from financing activities at end of period	180,859	23,682
Short-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	200	3,026
thereof current	0	200	3,026
thereof non-current	0	0	0
Payments	(200)	(3,026)
Interest expenses paid	0	0
Additions to lease liabilities	0	0
Reclassifications		200
Exchange differences	0	0
Liabilities arising from financing activities at end of period	0	200
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	200
thereof current	0	0	0
thereof non-current	0	0	200
Payments	0	0
Interest expenses paid	0	0
Additions to lease liabilities	0	0
Reclassifications		(200)
Exchange differences	0	0
Liabilities arising from financing activities at end of period	0	0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	23,482	5,162
thereof current	13,631	4,308	2,049
thereof non-current	167,228	19,174	SFr 3,113
Payments	(13,311)	(3,399)
Interest expenses paid	(2,428)	(281)
Additions to lease liabilities	174,089	22,598
Reclassifications		0
Exchange differences	(973)	(599)
Liabilities arising from financing activities at end of period	SFr 180,859	SFr 23,482